Members' Equity -Schedule Of Members Equity (Detail) - Capital Unit, Class A [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Members Equity [Line Items]
Units outstanding January 1, 2020	115,000,000
Ending Balance (in shares)	186,500,000	115,000,000
Member Units [Member]
Members Equity [Line Items]
Units outstanding January 1, 2020	115,000,000	95,000,000
Issued 2020	71,500,000	20,000,000
Ending Balance (in shares)	186,500,000	115,000,000